SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 6 - SUBSEQUENT EVENTS

The Company has evaluated events and transactions subsequent to the audited financial statements dated March 31, 2013. The following events occurred:

Sale of Cliffwood Beach Property

On April 29, 2013, the Company entered into a sales agreement to sell the Cliffwood Beach property. The sale price is for $650,000 and contains various contingencies. The property has a book value of $644,435 as of March 31, 2013.

Commencement of Trading

On April 30, 2013 the Company's common stock began trading over-the-counter on the OTC QB exchange.

NOTE 12 - SUBSEQUENT EVENTS On February 7, 2013, the Company's S1 filing was approved by the SEC, effectively making the Company subject to the SEC Exchange Act of 1934.